Property and Equipment	12 Months Ended
Mar. 31, 2021
Property Plant And Equipment Abstract
Property and Equipment

9.  Property and Equipment

The following is a summary of activities for the years ended March 31, 2021, March 31, 2020 and March 31, 2019:

				Demonstration	Leased Asset	EV Equipment		Leasehold Improvements
Cost	Computers	Furniture	Automobiles	Electric Buses			Land		Total

Balance, March 31, 2019	$14,116	$35,514	$51,283	$320,723	$971,001	$641,663	$794,431	$33,688	$2,862,419
Additions	38,112	8,121	42,973	—	—	50,040	6,286	16,328	161,860
Transfers from/(to) inventory	—	—	—	511,740	(298,850)	—	—	—	212,890
Foreign exchange translation	(379)	(577)	—	—	—	—	—	—	(956)
Balance, March 31, 2020	$51,849	$43,058	$94,256	$832,463	$672,151	$691,703	$800,717	$50,016	$3,236,213
Additions	41,223	15,832	150,990	—	—	142,811	600	1,226	352,682
Transfers from inventory	—	—	—	360,679	—	—	—	—	360,679
Transfers to inventory	—	—	—	(102,158)	—	—	—	—	(102,158)
Write down of asset	—	—	—	(45,679)	—	—	—	—	(45,679)
Foreign exchange translation	778	1,989	—	—	—	—	—	—	2,767
Balance, March 31, 2021	$93,850	$60,879	$245,246	$1,045,305	$672,151	$834,514	$801,317	$51,242	$3,804,504

Depreciation and impairment losses

Balance, March 31, 2019	$8,081	$11,403	$13,481	$70,303	$598,588	$465,403	$—	$3,033	$1,170,292
Depreciation	9,223	5,604	6,645	79,320	41,084	172,881		12,011	326,768
Foreign exchange translation	(380)	4	—	—	—	—	—	—	(376)
Balance, March 31, 2020	$16,924	$17,011	$20,126	$163,675	$625,620	$638,284	$—	$15,044	$1,496,684
Depreciation	20,200	7,576	19,916	65,434	8,410	40,153	—	10,561	172,250
Transfers to inventory	—	—	—	(12,770)	—	—	—	—	(12,770)
Foreign exchange translation	762	1,002	—	—	—	—	—	—	1,764
Balance, March 31, 2021	$37,886	$25,589	$40,042	$216,339	$634,030	$678,437	$—	$25,605	$1,657,928

Carrying amounts

As at March 31, 2019	$6,035	$24,111	$37,802	$250,420	$372,413	$176,260	$794,431	$30,655	$1,692,127

As at March 31, 2020	$34,925	$26,047	$74,130	$668,788	$46,531	$53,419	$800,717	$34,972	$1,739,529

As at, March 31, 2021	$55,964	$35,290	$205,204	$828,966	$38,121	$156,077	$801,317	$25,637	$2,146,576

During the year ended March 31, 2021 we transferred one EV Star from Property and Equipment to inventory, and this vehicle was subsequently sold. We also transferred one Synapse school bus from inventory to Property and Equipment, and this vehicle was subsequently written down by $45,679 to its estimated recoverable amount.

During the year ended March 31, 2020 the Company transferred two EV Stars from inventory that are being used for demonstration and testing purposes.